Business Combinations - Additional Information (Detail) - CAD ($)				1 Months Ended	12 Months Ended				31 Months Ended	56 Months Ended
	Sep. 01, 2020	Aug. 01, 2020	Jan. 31, 2020	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2016	Aug. 01, 2020	Sep. 01, 2020
Business Acquisition [Line Items]
Cash payment to acquire business					$ 0	$ 126,000,000
Goodwill					373,000,000	373,000,000
Peterborough Distribution Inc. [Member]
Business Acquisition [Line Items]
Consideration transferred		$ 104,000,000
Cash payment to acquire business		101,000,000					$ 4,000,000		$ 105,000,000
Purchase price adjustment					1,000,000
Goodwill		$ 33,000,000							$ 33,000,000
Revenue from acquiree						51,000,000
Net income (loss) from acquiree					0
Orillia Power Distribution Corporation [Member]
Business Acquisition [Line Items]
Consideration transferred	$ 28,000,000
Cash payment to acquire business	25,000,000							$ 1,000,000		$ 26,000,000
Purchase price adjustment					2,000,000
Goodwill	$ 15,000,000									$ 15,000,000
Revenue from acquiree						$ 15,000,000
Net income (loss) from acquiree					$ 0
Repayment of short-term debt assumed				$ 20,000,000
Mississaugas of the Credit First Nation [Member] | Niagara Reinforcement Limited Partnership [Member]
Business Acquisition [Line Items]
Non-controlling ownership percentage			20.00%
Mississaugas of the Credit First Nation [Member] | Niagara Reinforcement Limited Partnership [Member]
Business Acquisition [Line Items]
Consideration transferred			$ 9,000,000
Option to purchase additional equity interest (as a percent)			19.90%
Hydro One Inc. [Member] | Niagara Reinforcement Limited Partnership [Member]
Business Acquisition [Line Items]
Non-controlling ownership percentage			55.00%
Six Nations of the Grand River Development Corporation [Member] | Niagara Reinforcement Limited Partnership [Member]
Business Acquisition [Line Items]
Non-controlling ownership percentage			25.00%